LVIP T. Rowe Price 2030 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.91%
INVESTMENT COMPANIES–46.91%
Equity Funds–20.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	309,139	$4,080,635
LVIP SSGA S&P 500 Index Fund	1,176,249	37,904,640
LVIP SSGA Small-Cap Index Fund	102,177	3,585,081
		45,570,356
Fixed Income Fund–17.47%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,856,334	38,925,838
		38,925,838
International Equity Fund–8.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,493,183	20,011,630
		20,011,630
Total Affiliated Investments (Cost $61,190,472)		104,507,824

UNAFFILIATED INVESTMENTS–53.84%
INVESTMENT COMPANIES–53.84%
Equity Funds–26.94%
**T. Rowe Price Emerging Markets Discovery Stock Fund	240,273	4,454,663
**T. Rowe Price Growth Stock Fund	149,737	14,391,233
**T. Rowe Price Hedged Equity Fund	629,552	7,989,019
**T. Rowe Price Mid-Cap Growth Fund	21,572	2,019,992
**T. Rowe Price Mid-Cap Value Fund	70,411	2,338,351
**T. Rowe Price New Horizons Fund	37,382	1,928,529
**T. Rowe Price Real Assets Fund	485,907	9,217,650
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	35,465	$1,878,956
**T. Rowe Price Value Fund	317,605	15,804,003
		60,022,396
Fixed Income Funds–12.51%
**T. Rowe Price Dynamic Credit Fund	114,640	997,365
**T. Rowe Price High Yield Fund	996,214	5,877,663
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,536,640	14,167,819
**T. Rowe Price U.S. Treasury Long-Term Fund	961,265	6,815,369
		27,858,216
International Equity Funds–7.16%
**T. Rowe Price Emerging Markets Stock Fund	88,578	4,044,478
**T. Rowe Price International Stock Fund	230,952	4,679,089
**T. Rowe Price International Value Equity Fund	300,479	7,220,510
		15,944,077
International Fixed Income Funds–5.60%
**T. Rowe Price Emerging Markets Bond Fund	555,165	5,329,583
**T. Rowe Price International Bond Fund	847,930	7,156,529
		12,486,112
Money Market Fund–1.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	3,626,951	3,626,951
		3,626,951
Total Unaffiliated Investments (Cost $106,113,275)		119,937,752

TOTAL INVESTMENTS–100.75% (Cost $167,303,747)	224,445,576
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.75%)	(1,678,533)
NET ASSETS APPLICABLE TO 17,941,209 SHARES OUTSTANDING–100.00%	$222,767,043

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.91%@
Equity Funds-20.46%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,574,346	$—	$625,000	$72,427	$58,862	$4,080,635	309,139	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	41,713,710	400,000	2,499,000	922,945	(2,633,015)	37,904,640	1,176,249	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,556,982	—	—	—	28,099	3,585,081	102,177	—	—
Fixed Income Fund-17.47%@
✧✧LVIP SSGA Bond Index Fund	36,487,373	2,450,000	—	—	(11,535)	38,925,838	3,856,334	—	—
International Equity Fund-8.98%@
✧✧LVIP SSGA International Index Fund	21,003,816	—	1,225,000	290,514	(57,700)	20,011,630	1,493,183	—	—
Total	$107,336,227	$2,850,000	$4,349,000	$1,285,886	$(2,615,289)	$104,507,824		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2030 Fund–2